Wells, Pipelines, Properties, Plant and Equipment, Net - Detailed Information About Property, Plant and Equipment (Parenthetical) (Detail) - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization	$ 73,733,715	$ 73,422,650
Plugging and abandonment cost	528,541	419,869
Provisions for plugging wells	73,160,276		$ 68,797,600
Net reversal of impairment	(42,360,452)
Pemex exploration and production [member]
Disclosure of detailed information about property, plant and equipment [line items]
Financing cost	$ 1,033,422	$ 1,890,312